Related party transactions (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions with Related Parties
The following table summarizes transactions with related parties for the years ended December 31, 2022, 2021 and 2020.

	For the year ended December 31,
	2022							2021						2020
(€ thousands)	Revenues	Other income	Costs (1) (2)	Personnel costs	Other operating costs	Depreciation, amortization and impairment of assets	Financial income (expenses)	Revenues	Costs (1) (2)	Personnel costs	Write downs and other provisions (3)	Depreciation, amortization and impairment of assets	Financial income (expenses)	Revenues	Costs (1) (2)	Personnel costs	Financial income (expenses)
Associates
TFI Group	35,525	46	6,194	5	243	—	136	23,047	7,730	—	—	—	596	25,088	7,673	—	471
Filati Biagioli Modesto S.p.A.	—	—	3,365	—	—	—	—	49	177	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.	1	—	—	—	—	—	—	—	—	—	—	—	—	4	2	—	—
Total associates	35,526	46	9,559	5	243	—	136	23,096	7,907	—	—	—	596	25,092	7,675	—	471
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
EZ Real Estate(4)	8	—	50	(1)	24	6,110	(490)	58	1,178	—	—	1,395	—	—	—	—	—
Schneider Group	23	—	14,837	—	—	—	—	20	5,623	—	—	—	—	217	6,683	—	—
Alan Real Estate S.A.(4)	—	—	(30)	35	580	2,522	(13)	—	402	—	—	392	—	—	—	—	—
Agnona S.r.l.	195	14	228	109	20	—	—	373	(485)	—	6,150	—	—	—	—	—	—
61 West 23rd Street LLC(4)	—	—	(16)	—	—	—	—	—	(14)	—	—	—	—	—	—	—	—
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	1	97	6,205	(1)	12	—	(8)	9	491	—	—	—	(40)	13	450	—	(44)
Other related parties connected to directors and shareholders	—	—	—	2,563	—	—	—	—	—	1,284	—	—	(20,675)	—	33	860	—
Total transactions with related parties	35,753	157	30,833	2,710	879	8,632	(375)	23,556	15,102	1,284	6,150	1,787	(20,119)	25,322	14,841	860	427
Total for Zegna Group	1,492,840	13,949	749,248	395,087	41,142	173,521	(41,026)	1,292,402	663,238	367,762	19,487	163,367	2,066	1,014,733	537,495	282,659	(13,720)
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(1)Costs with Tom Ford include royalties amounting to €3,956 thousand, €4,081 thousand and €4,095 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Includes cost for raw materials and consumables, purchased, outsourced and other costs.
(3)Includes €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (which was subsequently disposed of as part of the Disposition).
(4)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.
Summary of Balances with Related Parties
The following table summarizes assets and liabilities with related parties at December 31, 2022 and 2021.

	At December 31, 2022						At December 31, 2021
(€ thousands)	Trade receivables	Other financial assets	Other current assets	Right of use assets	Other liabilities(1)	Lease liabilities	Trade receivables	Other financial assets	Other current assets(2)	Right of use assets	Financial liabilities(3)	Other liabilities(1)	Lease liabilities
Associates
TFI Group	9,946	—	1,862	—	366	—	20,939	1,497	—	—	—	344	—
Filati Biagioli Modesto S.p.A.	—	2,200	—	—	2,830	—	59	—	—	—	—	63	—
Pelletteria Tizeta S.r.l.	1	—	—	—	—	—	—	—	—	—	—	—	—
Total associates	9,947	2,200	1,862	—	3,196	—	20,998	1,497	—	—	—	407	—
Monterubello and Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Monterubello	—	—	—	—	—	—	—	—	10,923	—	—	—	—
Agnona S.r.l.	32	—	—	—	67	—	642	—	—	—	—	122	—
Schneider Group	4	—	—	—	4,102	—	12	—	—	—	—	516	—
EZ Real Estate (4)	69	—	—	41,671	617	41,635	238	—	—	44,499	—	1,248	44,039
61 West 23rd Street LLC(4)	24	—	—	—	—	—	7	—	—	—	—	—	—
Alan Real Estate S.A.(4)	—	—	—	9,875	27	10,009	3	—	—	4,917	—	—	4,760
Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management(5)	22	—	218	—	2,204	—	13	—	—	—	5,000	242	—
Other related parties connected to directors and shareholders	—	—	—	—	384	—	500	—	—	—	—	171	—
Total transactions with related parties	10,098	2,200	2,080	51,546	10,597	51,644	22,413	1,497	10,923	49,416	5,000	2,706	48,799
Total for Zegna Group	177,213	357,134	84,574	375,508	441,348	443,507	160,360	375,752	68,773	370,470	639,033	389,656	438,052
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(1)Includes trade payables and customer advances, employee benefits and other current liabilities.
(2)On December 20, 2021, the Group announced that the Zegna family decided to grant a €1,500 special gift to each employee of the Zegna Group, amounting to a total of €10,916 thousand, as a result of the Company becoming listed on a public stock exchange. The gift was paid to employees in February 2022. Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022.
(3)Includes non-current borrowings and other non-current financial liabilities.
(4)Entities disposed of as part of the Disposition, which was completed on November 1, 2021.
(5)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.

Disclosure Of Remuneration Of And Outstanding Balances With Key Management Personnel Explanatory
The following table summarizes remuneration of and outstanding balances with Zegna directors and key executives with strategic responsibilities:

	Key Management Personnel						Outstanding Balance
(Euro thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Dividends	Financial Income	Employee benefits	Other non-current financial liabilities(2)	Other current liabilities	Non-current financial assets
2022	17,337	1,015	13,623	9,358	—	(24)	28,648	156,782	6,861	2,240
2021	16,853	4,012	8,702	14,012	—	—	12,865	135,726	7,990	2,219
2020	9,414	736	—	(9,975)	1,116	—	538	198,046	991	—
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(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio.